OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

at December 31	2022	2021
(millions of Canadian $)

Deferred income tax assets (Note 19)	1,070	509
Employee post-retirement benefits (Note 27)	563	312
Long-term contract assets (Note 5)	355	249
Keystone environmental provision recovery (Note 17)	240	—
Capital projects in development	99	42
Fair value of derivative contracts (Note 28)	91	48
Keystone XL contractual recoveries (Note 6)	44	50
Other	323	193
	2,785	1,403